OTHER RECEIVABLES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
OTHER RECEIVABLES AND OTHER PAYABLES
OTHER RECEIVABLES AND OTHER PAYABLES

18.    Other receivables and other payables

Significant accounting judgements and estimates

Expected future cash flows used to determine the fair value of the other payables (namely the Deferred Payment, and rates and taxes receivable) are inherently uncertain and could materially change over time. The expected future cash flows are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.

Accounting policy

Other receivables are categorised as financial assets measured at amortised cost and other payables are categorised as other financial liabilities. These assets and liabilities are initially recognised at fair value. Subsequent to initial recognition other receivables and other payables are measured at amortised cost.

Reimbursements, such as rehabilitation reimbursements from other parties, are recognised as a separate asset where recovery is virtually certain. The amount recognised is limited to the amount of the provision. If the party that will make the reimbursement cannot be identified, then the reimbursement is generally not virtually certain and cannot be recognised. If the only uncertainty regarding the certainty of the amount relates to recovery, the reimbursement amount qualifies to be recognised as an asset.

18.1   Other receivables

Figures in million - SA rand	2018	2017	2016
Right of recovery receivable	176.8	160.5	112.4
Rates and taxes receivable	106.2	105.6	82.4
Anglo American Platinum financial asset	-	-	469.7
Other	66.6	53.1	1.4
Total other receivables	349.6	319.2	665.9

Reconciliation of the non-current and current portion of the other receivables:
Other receivables	349.6	319.2	665.9
Current portion of other receivables	(35.2)	(35.2)	(310.6)
Non-current portion of other receivables	314.4	284.0	355.3

The Anglo American Platinum financial asset movement for the year is as follows:

Figures in million - SA rand	2018	2017	2016
Balance at the beginning of the year	-	469.7	-
Interest income	-	42.2	6.8
Fair value loss	-	(467.5)	-
Payments received	-	(44.4)	-
Financial asset on acquisition of subsidiary	-	-	462.9
Balance at end of the year	-	-	469.7

18.2   Other payables

Figures in million - SA rand	Note	2018	2017	2016
Deferred Payment		2,205.9	2,194.7	1,577.4
Right of recovery payable		83.2	69.3	36.3
Dissenting shareholder liability	13.2	287.1	1,349.7	-
Other		256.3	188.6	-
Total other payables		2,832.5	3,802.3	1,613.7

Reconciliation of the non-current and current portion of the other payables:
Other payables		2,832.5	3,802.3	1,613.7
Current portion of other payables		(303.3)	(41.9)	-
Non-current portion of other payables		2,529.2	3,760.4	1,613.7

Right of recovery receivable and payable

Based on the first and second Notarial Pooling and Sharing agreements (PSAs) with Anglo American Platinum, Kroondal Operations Proprietary Limited (Kroondal Operations) (previously Aquarius Platinum (South Africa) Proprietary Limited (AQPSA)) holds a contractual right to recover 50% of the rehabilitation obligation relating to environmental rehabilitation resulting from PSA operations from RPM, where this rehabilitation relates to property owned by Kroondal Operations. Likewise RPM holds a contractual right to recover 50% of the rehabilitation obligation relating to environmental rehabilitation resulting from PSA operations from Kroondal Operations, where the rehabilitation relates to property owned by RPM. With respect to the opencast section of the Marikana mine that is on Kroondal Operations property, RPM have limited the contractual liability to approximately R172 million, being a negotiated liability in terms of an amendment to the second PSA.

Deferred Payment

In terms of the Rustenburg operation Transaction the purchase consideration includes a Deferred Payment, calculated as being equal to 35% of the distributable free cash flow generated by the Rustenburg operation over a six year period, subject to a minimum payment of R3.0 billion. In addition to the Deferred Payment, which allows for a favourable extended payment period; should the Rustenburg operation generate negative distributable free cash flows in either 2016, 2017 or 2018, RPM will be required to pay up to R267 million per annum to ensure that the free cash flow for the relevant year is equal to zero.

The Deferred Payment movement for the year is as follows:

Figures in million - SA rand	Note	2018	2017	2016
Balance at the beginning of the year		2,194.7	1,577.4	-
Interest charge	5	200.4	148.2	24.1
Payment of Deferred Payment		(38.6)	-	-
(Gain)/loss on revised estimated cash flows		(150.6)	469.1	-
Deferred Payment on acquisition of subsidiaries		-	-	1,553.3
Balance at end of the year		2,205.9	2,194.7	1,577.4

Dissenting shareholder liability

Following the closing of the Stillwater Transaction on 4 May 2017, three Petitions for Appraisal of Stock were filed in the Chancery Court for the State of Delaware. The first action, captioned Blue Mountain Credit Alternatives Master Fund L.P. et al. vs. Stillwater Mining Company, Case No. 2017-0385-JTL, was filed 19 May 2017 on behalf of holders of a purported 4,219,523 shares of common stock of Stillwater. The second action, captioned Brigade Leveraged Capital Structures Fund Ltd. et al. vs. Stillwater Mining Company, Case No. 2017-0389-JTL, was filed 22 May 2017 on behalf of holders of a purported 1,200,000 shares of common stock of Stillwater. The third action, captioned Hillary Shane Revocable Trust, et al. vs. Stillwater Mining Company, Case No. 2017-0400-JTL, was filed 26 May 2017 on behalf of holders of a purported 384,000 shares of common stock of Stillwater (the Shane Petitioners). On 29 August 2017, the three actions were consolidated into a single action, captioned In re Appraisal of Stillwater Mining Company, Case No. 2017-0385-JTL.

On 28 March 2018, Stillwater entered into a settlement agreement with the Shane Petitioners, providing for settlement consideration of US$18 per share, plus interest at a rate of 1.75% per annum, for a total settlement payment of US$7.0 million. The Shane Petitioners filed a motion to voluntarily dismiss their petition on 11 June 2018, which the court granted on 15 August 2018.

Following settlement of the Shane Petitioners’ claim, the total number of shares of Stillwater common stock subject to appraisal is approximately 5,419,523. The appraisal action seeks a determination of the fair value of the shares of the common stock of Stillwater under Section 262 of the General Corporation Law of the State of Delaware. Petitioners seek a judgment awarding them, among other things, the fair value of their Stillwater shares plus interest.

During September 2018, Stillwater made a provisional payment to the remaining dissenting shareholders of US$87.5 million. This settlement is pending the court’s determination as to fair value.

A trial was held from 10 December through 13 December 2018. The parties will engage in post-trial briefing. Oral argument on the matter is currently scheduled for 18 April 2019. The court’s determination as to fair value of the shares is currently unknown. Accordingly, for accounting purposes only, we have used the merger price of US$18.00 per share in estimating our liability relating to the shares for which appraisal has been demanded, however, fair value may ultimately be determined by the court to be equal to, or different from, the merger price.

The dissenting shareholder liability movement for the year is as follows:

Figures in million - SA rand	Note	2018	2017	2016
Balance at the beginning of the year		1,349.7	-	-
Interest charge	5	68.1	62.9	-
Payments to dissenting shareholders		(1,375.8)	-	-
Dissenting shareholder liability on acquisition of subsidiary		-	1,364.3	-
Foreign currency translation reserve		245.1	(77.5)	-
Balance at end of the year		287.1	1,349.7	-

Fair value of other receivables and other payables

Other receivables and other payables are initially recognised at fair value. The non-recurring fair value measurement is a level 3 measurement as per the fair value hierarchy. The fair value of other receivables and other payables approximate the carrying value due to the short maturing of these instruments.

Market risk

The Deferred Payment and share-based payment on BEE transaction (refer to notes 6.3 and 6.4) is sensitive to changes in the Rustenburg operation’s 4E basket price. A one percentage point decrease in the 4E basket price would have increased the gain on financial instruments by R179.8 million. A one percentage point increase in the 4E basket price would have decreased the gain on financial instruments by R126.4 million.